Risk Management and Fair Values (Details 2) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Risk Management And Fair Values [Line Items]
Liabilities	$ 7,282,509	$ 7,696,639
Recurring fair value measurement [Member] | Level 2 [Member]
Risk Management And Fair Values [Line Items]
Liabilities
Recurring fair value measurement [Member] | Warrant Liabilities [Member] | Level 2 [Member]
Risk Management And Fair Values [Line Items]
Liabilities